INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of domestic and foreign loss before income taxes

(In thousands)	2022	2021	2020
Domestic - United States	$(12,359)	$(32,169)	$(40,626)
Foreign - PRC	(25,072)	(3,673)	(6,885)
Total	$(37,431)	$(35,842)	$(47,511)

Schedule of deferred income tax assets and liabilities

	December 31,
(In thousands)	2022	2021
Deferred income tax assets:
Net operating loss carryforwards	$65,459	$69,684
Research and development credit carryforwards	2,931	4,259
Intangible assets	9,492	8,051
Share-based compensation	6,409	5,336
Change in fair value of investments	1,483	—
Capitalized R&D amortization	1,410	—
Impairment loss of long-term investments	182	182
Others	368	540
Valuation allowance for deferred income tax assets	(85,505)	(83,651)
	$2,229	$4,401

Deferred income tax liabilities:
Deferred Royalty Income	(2,086)	(2,342)
Change in fair value of investments	—	(1,865)
Others	(143)	(194)
	$(2,229)	$(4,401)

Schedule of reconciliation of provision for income taxes to the federal statutory rate

(In thousands)	2022	2021	2020
Tax benefit at statutory rate of 21%	$(7,860)	$(7,526)	$(9,977)
State taxes	—	—	(732)
Attribute expiration	7,295	10,676	13,707
Tax rate differential	(1,003)	(147)	(300)
Change in applicable tax rates (1)	—	7,264	11,912
Nondeductible expenses	1,832	1,059	358
Deemed royalty	—	—	4,220
Others	(138)	9	(54)
Change in valuation allowance	1,854	(11,335)	(19,134)
	$1,980	$—	$—

Note (1) Change in applicable tax rates reflects the reduction of the Company’s deferred tax assets related to the change in the Company’s activities in and the tax laws of certain states.

Schedule of reconciliation of gross unrecognized tax benefits

(In thousands)	2022	2021	2020
Unrecognized tax benefits balance at January 1	$1,440	$2,082	$2,581
Reductions for tax positions of prior periods	(443)	(642)	(499)
Additions for tax positions of current period	—	—	—
Unrecognized tax benefits balance at December 31	$997	$1,440	$2,082